RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

NOTE 12: -RELATED PARTY BALANCES AND TRANSACTIONS

	December 31,
	2021	2020

Trade payables and accrued expenses	$94	$83

	Year ended December 31,
	2021	2020	2019
Amounts charged to:

Research and development expenses	$240	$294	$241

For the years ended December 31, 2021, 2020 and 2019 the Company received research and development services related with cancer studies in animal models, and breeding and maintenance of animals (mice) to support such studies. The transaction was at arm’s length.